MASSMUTUAL PREMIER FUNDS

Supplement dated November 17, 2011 to the

Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The information on page 89 for Nathan Griffiths under Portfolio Managers for the Focused International Fund is hereby deleted.

The following information supplements information for the Focused International Fund found on page 89 under Portfolio Managers:

Jonathan Greenhill is an Investment Manager and member of the Global Equity Group. He has managed the Fund since April 2011.

The information on pages 109-110 for Nathan Griffiths under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.

The following information replaces similar information found under the heading Subadvisers and Portfolio Managers on page 109 in the section titled Management of the Funds:

Jonathan Greenhill

is a member of the Global Equity Group and is responsible for International Equity, focused on EAFE markets, and for leading the Japanese research and investment management effort. Prior to joining Baring in 2009, he was a Partner at Occam Asset Management, from September 2007 to January 2009, and prior to that, spent four years, from July 2003 to March 2007, as a Senior Vice President in the Global Equity Team at Lazard Asset Management.

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B3000M-11-08

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Focused International Fund

Supplement dated November 17, 2011 to the

Summary Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The information for Nathan Griffiths under Portfolio Managers is hereby deleted.

The following information supplements the information under Portfolio Managers:

Jonathan Greenhill is an Investment Manager and member of the Global Equity Group. He has managed the Fund since April 2011.

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11-01

MASSMUTUAL PREMIER FUNDS

Supplement dated November 17, 2011 to the

Statement of Additional Information dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any existing supplements. It should be retained and read in conjunction with the SAI and any existing supplements.

The information on pages 155 and 156 for Nathan Griffiths in the section titled Appendix C—Additional Portfolio Manager Information is hereby deleted.

The following information replaces similar information for Baring International Management Limited found on pages 155 and 156 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of the Focused International Fund are David Bertocchi and Jonathan Greenhill.

The following information supplements the information for the Focused International Fund found on pages 155 and 156 in the section titled Appendix C—Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Jonathan Greenhill
Registered investment companies**	2	$138,206,012	0	$0
Other pooled investment vehicles	8	$1,174,135,991	0	$0
Other accounts	17	$1,799,716,743	0	$0

*	The information provided is as of September 30, 2011.
**	Does not include the Focused International Fund.

Ownership of Securities:

As of September 30, 2011, Mr. Greenhill did not own any shares of the Focused International Fund.

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SAI B3000M-11-04